TAXES ON INCOME (Reconciliation of Unrecognized Tax Benefits) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Income Tax Disclosure [Abstract]
Balance as of beginning of the year	$ 132	$ 102
Additions based on tax positions taken during the current period	3	30
Balance at the end of the year	$ 135	$ 132